Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory	Note 5 - Inventory At September 30, 2022 and December 31, 2021, the Company had inventory of $397,272 and $304,266, consisting of finished goods, raw materials and packaging supplies.	Note 5 - Inventory At December 31, 2021 and 2020, the Company had inventory of $304,266 and $225,924, consisting of finished goods, raw materials and packaging supplies.